SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Feb. 17, 2023	Dec. 20, 2022	Feb. 13, 2023	Jan. 31, 2023	Jan. 30, 2023
Subsequent Event [Line Items]
Aggregate principal amount		$ 3,000,000
Conversion price		$ 3.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate principal amount	$ 2,079,686			$ 1,788,043	$ 1,250,000
Prepaid principal amount				$ 454,457
Original issue discount (as a percent)	15.00%
Conversion price	$ 3.00
Subsequent Event [Member] | Revenue Share Agreement [Member]
Subsequent Event [Line Items]
Common stock exchange for termination			2,457,002
Aggregate principal amount			$ 5,000
Common stock effective price			$ 2.035
Subsequent Event [Member] | Exchange Agreement [Member]
Subsequent Event [Line Items]
Prepaid principal amount	$ 806,250